Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Mar. 31, 2012	Jun. 19, 2012 Dividend Declared
Stockholders Equity Note [Line Items]
Dividend restrictions under Corporate Law of Japan	Effective May 1, 2006, the Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.
Distributable amount available for payments of dividends to shareholders	¥ 3,810,822
Cash dividends approved by shareholders		¥ 116,109
Cash dividends approved by shareholders, per share		¥ 2,800
Cash dividend, record date		Mar. 31, 2012
Cash dividend, declaration date		Apr. 27, 2012